Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management [Abstract]
Capital risk management

Details of the Company’s capital management accounts as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Total borrowings and debt securities	￦	53,639,205	54,747,392
Cash and cash equivalents		3,051,353	2,369,739

Net borrowings and debt securities		50,587,852	52,377,653

Total shareholder’s equity		73,050,545	72,964,641

Debt to equity ratio		69.25%	71.78%

Credit risk management

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Cash and cash equivalents	￦	3,051,353	2,369,739
Derivative assets (trading)		367,477	22,020
Available-for-sale financial assets		1,014,732	699,833
Held-to-maturity investments		3,244	3,144
Loans and receivables		834,207	905,641
Long-term/short-term financial instruments		2,695,926	2,244,514
Financial assets at fair value through profit or loss		—	111,512
Derivative assets (using hedge accounting)		413,897	10,606
Trade and other receivables		9,692,391	9,683,769
Financial guarantee contracts(*)		1,396,152	1,154,862

(*)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

Sensitivity analysis of Defined benefit obligation

A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2016 and 2017 are as follows:

			2016		2017
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease
	In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	344,874	(304,685)	354,852	(305,494)
Discount rate	Increase (decrease) in defined benefit obligation		(305,031)	371,689	(313,597)	377,148

Changes in provisions due to movements in underlying assumptions

Changes in provisions due to movements in underlying assumptions as of December 31, 2016 and 2017 are as follows:

Type	Accounts	2016	2017
PCBs	Inflation rate	1.29%	1.23%
	Discount rate	2.77%	2.55%
Nuclear plants	Inflation rate	1.40%	1.21%
	Discount rate	3.55%	2.94%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

Sensitivity analysis of Provisions due to movements in underlying assumptions

A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2016 and 2017 are as follows:

			2016		2017
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease
	In millions of won
Discount rate	PCBs	￦	(817)	822	(811)	816
	Nuclear plants		(209,277)	215,139	(262,949)	270,370
	Spent fuel		(52,353)	54,387	(51,015)	52,997
Inflation rate	PCBs		834	(830)	826	(822)
	Nuclear plants		240,115	(233,553)	287,926	(280,249)
	Spent fuel		55,173	(53,182)	53,763	(51,823)

Foreign currency risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2016 and 2017 are as follows:

	Assets		Liabilities
Type	2016	2017	2016	2017
	In thousands of foreign currencies
AED	7,479	5,693	1,534	2,049
AUD	187	145	632,613	652,259
BDT	49,110	60,208	833	1,001
BWP	4,296	797	3,222	—
CAD	—	82	—	171
CHF	—	—	400,308	400,004
CNY	—	13,007	—	26,140
EUR	17,585	5,708	14,111	68,003
GBP	3	3	110	2,327
IDR	52,568	167,775	—	—
INR	1,059,092	1,228,259	161,631	227,078
JOD	1,746	1,624	5	5
JPY	520,746	799,501	20,442,504	21,624,128
KZT	12,157	359	—	—
MGA	3,408,579	2,762,572	150,430	319,581
NOK	—	—	—	482
PHP	415,818	189,261	136,700	125,431
PKR	274,090	251,190	5,051	4,676
SAR	1,149	1,191	—	44
SEK	—	—	—	449,002
USD	1,319,524	1,653,858	9,445,567	8,321,335
UYU	1,307	12,955	586	10,586
ZAR	386	361	75	4

Sensitivity analysis of Foreign currency risk

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2016 and 2017 are as follows:

		2016		2017
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won
Increase (decrease) of income before income tax	￦	(1,101,372)	1,101,372	(844,122)	844,122
Increase (decrease) of shareholder’s equity(*)		(1,101,372)	1,101,372	(844,122)	844,122

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Interest rate risk

The Company’s borrowings and debt securities with floating interest rates as of December 31, 2016 and 2017 are as follows:

Type		2016	2017
		In millions of won
Short-term borrowings	￦	289,322	290,873
Long-term borrowings		1,459,969	1,743,252
Debt securities		1,518,500	685,700

	￦	3,267,791	2,719,825

Sensitivity analysis of Interest rate risk

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2016 and 2017 are as follows:

		2016		2017
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(32,678)	32,678	(27,198)	27,198
Increase (decrease) of shareholder’s equity(*)		(32,678)	32,678	(27,198)	27,198

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Electricity rates risk

A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2016 and 2017 are as follows:

		2016		2017
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	543,045	(543,045)	546,499	(546,499)
Increase (decrease) of shareholder’s equity(*)		543,045	(543,045)	546,499	(546,499)

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Details of maturities of non-derivative financial liabilities

The following table shows the details of maturities of non-derivative financial liabilities as of December 31, 2016 and 2017. This table, based on the undiscounted cash flows of the non-derivative financial liabilities, has been completed based on the respective liabilities’ earliest maturity date.

		2016
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,613,185	9,786,209	19,353,498	24,461,835	64,214,727
Finance lease liabilities		175,512	174,534	229,495	152,247	731,788
Trade and other payables		5,464,234	307,222	660,426	2,170,525	8,602,407
Financial guarantee contracts(*)		249,200	40,617	865,842	240,493	1,396,152

	￦	16,502,131	10,308,582	21,109,261	27,025,100	74,945,074

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,748,437	7,948,320	21,331,394	22,694,867	62,723,018
Finance lease liabilities		174,534	87,709	185,284	108,749	556,276
Trade and other payables		5,867,729	301,165	698,289	1,937,558	8,804,741
Financial guarantee contracts(*)		7,081	18,054	1,049,667	80,060	1,154,862

	￦	16,797,781	8,355,248	23,264,634	24,821,234	73,238,897

(*)	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2016 and 2017 are ￦29,665 million and ￦23,475 million, respectively.

The expected maturities for non-derivative financial assets

The expected maturities for non-derivative financial assets as of December 31, 2016 and 2017 in detail are as follows:

		2016
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	3,051,353	—	—	—	3,051,353
Available-for-sale financial assets		—	—	—	1,014,732	1,014,732
Held-to-maturity investments		114	3,126	4	—	3,244
Loans and receivables		198,133	233,564	439,666	5,591	876,954
Long-term/short-term financial instruments		2,281,460	200,001	214,122	343	2,695,926
Trade and other receivables		7,790,953	915,679	919,901	74,199	9,700,732

	￦	13,322,013	1,352,370	1,573,693	1,094,865	17,342,941

		2017
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	2,369,739	—	—	—	2,369,739
Available-for-sale financial assets		—	—	214,156	485,677	699,833
Held-to-maturity investments		5	3,139	—	—	3,144
Loans and receivables		244,309	261,672	429,628	10,821	946,430
Long-term/short-term financial instruments		1,702,084	201,821	340,304	305	2,244,514
Financial assets at fair value through profit or loss		—	—	111,512	—	111,512
Trade and other receivables		7,930,715	920,539	788,795	52,031	9,692,080

	￦	12,246,852	1,387,171	1,884,395	548,834	16,067,252

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contract

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contract as of December 31, 2016 and 2017 are as follows:

		2016
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Gross settlement
—Trading	￦	(3,081)	(24,044)	—	(2,799)	(29,924)
—Hedging		(2,645)	(2,645)	(56,484)	(56,575)	(118,349)

	￦	(5,726)	(26,689)	(56,484)	(59,374)	(148,273)

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	(774)	—	—	—	(774)
Gross settlement
—Trading		(51,496)	(19,887)	(16,597)	(4,967)	(92,947)
—Hedging		(17,547)	(28,977)	(192,205)	(44,137)	(282,866)

	￦	(69,817)	(48,864)	(208,802)	(49,104)	(376,587)

Fair value and book value of financial assets and liabilities
Fair value and book value of financial assets and liabilities as of December 31, 2016 and 2017 are as follows:

		2016		2017
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Available-for-sale financial assets(*1)	￦	1,014,732	1,014,732	699,833	699,833
Derivative assets (trading)		367,477	367,477	22,020	22,020
Derivative assets (using hedge accounting)		413,897	413,897	10,606	10,606
Long-term financial instruments		414,466	414,466	542,430	542,430
Short-term financial instruments		2,281,460	2,281,460	1,702,084	1,702,084
Financial assets at fair value through profit or loss		—	—	111,512	111,512

		4,492,032	4,492,032	3,088,485	3,088,485

Assets carried at amortized cost
Held-to-maturity investments		3,244	3,244	3,144	3,144
Loans and receivables		834,207	834,207	905,641	905,641
Trade and other receivables		9,692,391	9,692,391	9,683,769	9,683,769
Cash and cash equivalents		3,051,353	3,051,353	2,369,739	2,369,739

		13,581,195	13,581,195	12,962,293	12,962,293

Liabilities recognized at fair value
Derivative liabilities (trading)		21,529	21,529	150,929	150,929
Derivative liabilities (using hedge accounting)		117,157	117,157	277,130	277,130

		138,686	138,686	428,059	428,059

Liabilities carried at amortized cost
Secured borrowings		744,565	744,565	1,055,554	1,055,554
Unsecured bond		50,749,793	54,455,659	51,146,783	53,436,659
Finance lease liabilities		541,179	541,179	418,260	418,260
Unsecured borrowings		2,089,885	2,099,574	2,476,196	2,477,055
Trade and other payables(*2)		8,602,407	8,602,407	8,804,741	8,804,741
Bank overdraft		54,962	54,962	68,859	68,859

	￦	62,782,791	66,498,346	63,970,393	66,261,128

(*1)	Book values of equity securities held by the Company that were measured at cost as of December 31, 2016 and 2017 are ￦138,557 million and ￦37,926 million, respectively, as a quoted market price does not exist in an active market and its fair value cannot be measured reliably.

(*2)	Excludes finance lease liabilities.

Interest rates used for determining fair value

The discount rate used for calculating fair value as of December 31, 2016 and 2017 are as follows:

Type	2016	2017
Derivatives	0.02% ~ 4.16%	0.03% ~ 4.16%
Borrowings and debt securities	0.02% ~ 4.38%	0.08% ~ 4.38%
Finance lease	9.00% ~ 10.83%	9.00% ~ 10.83%

Fair value hierarchy

Fair values of financial instruments by hierarchy level as of December 31, 2016 and 2017 are as follows:

		2016
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Available-for-sale financial assets	￦	268,171	437,015	269,461	974,647
Derivative assets		—	770,851	10,523	781,374

		268,171	1,207,866	279,984	1,756,021

Financial liabilities at fair value
Derivative liabilities		—	138,686	—	138,686

		2017
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Available-for-sale financial assets	￦	274,453	214,156	173,298	661,907
Derivative assets		—	18,466	14,160	32,626
Financial assets at fair value through profit or loss		—	111,512	—	111,512

		274,453	344,134	187,458	806,045

Financial liabilities at fair value
Derivative liabilities		—	428,059	—	428,059

Changes of financial assets and liabilities which are classified as level 3

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Available-for-sale financial assets
Unlisted securities	￦	180,390	—	98,472	(9,401)	—	—	269,461

		2017
		Beginning balance	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Available-for-sale financial assets
Unlisted securities	￦	269,461	—	(92,128)	(6,201)	—	2,166	173,298